Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 026 [Member]
Reconciliation of Financial Statements to Form 5500 [Abstract]
Reconciliation of Financial Statements to Form 5500
Note 8 - Reconciliation of Financial Statements to Form 5500:

The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024

Net assets available for benefits per the financial statements	$45,799,664	$37,948,750
Common collective trust fund market adjustment	(21,186)	(75,468)
Net assets available for benefits per the Form 5500	$45,778,478	$37,873,282

The following is a reconciliation of the net change in net assets available for benefits per the financial statements to the Form 5500 for the year ended December 31, 2025:

Net increase in net assets available for benefits per the financial statements	$7,850,914
Common collective trust fund market adjustment	54,282
Net increase in net assets available for benefits per the Form 5500	$7,905,196